Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 123,417,716	$ 79,995,129	$ 60,593,191	$ 26,322,047
Financial instruments	0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	123,417,716	79,995,129
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Danish Krone [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 17,933	0
Description of risk	Based on the financial assets and liabilities held at June 30, 2023, had the Australian dollar weakened/ strengthened by 10% against the Danish Krone with all other variables held constant, the Group’s post-tax loss for the year would have been $17,933 higher / $17,933 lower (2022 – nil lower/ /nil higher).
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 163,238	1,084,479
Description of risk	Based on the financial assets and liabilities held at June 30, 2023, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $ 163,238 lower/ $ 163,238 higher (2022 – $1,084,479 lower/ $1,084,479 higher).
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Euro [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 2,774,784	$ 4,534,092
Description of risk	Based on the financial instruments held at June 30, 2023, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the Group’s post-tax loss for the year would have been $ 2,774,784 lower/ $ 2,774,784 higher (2022 – $4,534,092 lower/ /$4,534,092 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post-tax loss will have an equivalent change to equity.